UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4103

Seligman High Income Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman High-Yield Fund
Portfolio of Investments (unaudited)

September 30, 2006

	Principal Amount or Shares		Value
Corporate Bonds 87.5%
Aerospace 2.2%
DRS Technologies:
6.625%, 2/1/2016	$ 1,450,000		$ 1,431,875
7.625%, 2/1/2018	475,000		484,500
K&F Acquisition 7.75%, 11/15/2014	1,550,000		1,561,625
L3 Communications 5.875%, 1/15/2015	1,940,000		1,852,700
Sequa 9%, 8/1/2009	2,250,000		2,399,063
			7,729,763
Airlines 0.6%
AMR 9%, 8/1/2012	2,000,000		2,020,000

Automobiles 3.5%
Ford Motor Credit 8.625%, 11/1/2010	1,625,000		1,620,177
General Motors Acceptance:
7.2%, 1/15/2011	2,000,000		1,852,500
8%, 11/1/2031	3,750,000		3,931,770
8.375%, 7/15/2033	4,900,000		4,263,000
Westinghouse Air Brake Technologies 6.875%, 7/31/2013	500,000		488,750
			12,156,197
Beverages 0.4%
Constellation Brands:
8%, 2/15/2008	500,000		513,750
7.25%, 9/1/2016	1,000,000		1,016,250
			1,530,000
Building Products 0.3%
Texas Industries 7.25%, 7/15/2013	1,050,000		1,055,250

Cable 3.7%
Cablevision Systems 9.62%, 4/1/2009##	1,000,000		1,068,750
Charter Communications Holdings I 11%, 10/1/2015	1,900,000		1,738,500
Charter Communications Holdings II 10.25%, 9/15/2010	4,325,000		4,433,125
CSC Holdings 7.25%, 4/15/2012*##	1,000,000		1,001,250
Insight Midwest/Insight Capital 10.5%, 11/1/2010	2,475,000		2,574,000
Liberty Media 8.5%, 7/15/2029	1,000,000		1,021,399
Mediacom Broadband 8.5%, 10/15/2015*	1,000,000		998,750
			12,835,774
Capital Goods 2.5%
Case New Holland 9.25%, 8/1/2011	500,000		532,500
Columbus McKinnon 10%, 8/1/2010	1,739,000		1,891,163
Norcross Safety Products 9.875%, 8/15/2011	3,100,000		3,270,500
Park-Ohio Industries 8.375%, 11/15/2014	3,300,000		3,019,500
			8,713,663
Chemicals 4.6%
Georgia Gulf:
9.5%, 10/15/2014*	1,000,000		984,940
10.75%, 10/15/2016*	1,000,000		993,040
Huntsman International 8.375%, 1/1/2015*##	1,850,000		1,877,750
Ineos Group Holdings 8.5%, 2/15/2016*	500,000		478,750
KI Holdings 0% (9.875%†), 11/15/2014	2,700,000		1,998,000
Lyondell Chemical:
8%, 9/15/2014	1,000,000		1,017,500
8.25%, 9/15/2016	800,000		816,000
Nova Chemicals 8.405%, 11/15/2013##	1,000,000		1,025,000
Polyone 10.625%, 5/15/2010	1,425,000		1,539,000
Rockwood Specialties Group 10.625%, 5/15/2011	1,710,000		1,838,250
Terra Capital 11.5%, 6/1/2010	3,283,000		3,586,678
			16,154,908
Consumer Products 2.9%
ACCO Brands 7.625%, 8/15/2015	2,400,000		2,334,000
American Achievement Group 12.75%, 10/1/2012*#	1,000,000		1,050,000
Jostens 0% (10.25%†), 12/1/2013	3,525,000		2,925,750
Playtex Products 9.375%, 6/1/2011	1,775,000		1,863,750
R.J. Reynolds Tobacco Holdings 7.625%, 6/1/2016*	2,000,000		2,084,618
			10,258,118
Containers and Packaging 2.8%
AEP Industries 7.875%, 3/15/2013	1,375,000		1,381,875
Ball 6.625%, 3/15/2018	1,450,000		1,428,250
Berry Plastics:
8.875%, 9/15/2014*	800,000		808,000
9.265%, 9/15/2014*##	500,000		505,000
Crown Cork & Seal:
8%, 4/15/2023	975,000		936,000
7.375%. 12/15/2026	2,700,000		2,470,500
Owens-Brockway Glass Container 8.25%, 5/15/2013	1,900,000		1,957,000
Silgan Holdings 6.75%, 11/15/2013	500,000		496,250
			9,982,875
Diversified Telecommunication Services 3.1%
Citizens Communications:
9.25%, 5/15/2011	1,185,000		1,312,388
9%, 8/15/2031	1,000,000		1,077,500
Nordic 8.875%, 5/1/2016*	1,500,000		1,584,375
Qwest:
7.875%, 9/1/2011	2,470,000		2,605,850
7.5%, 10/1/2014*	450,000		466,875
6.875%, 9/15/2033	500,000		458,750
Qwest Capital Funding:
7.25%, 2/15/2011	1,000,000		1,005,000
7.75%, 2/15/2031	500,000		485,000
Qwest Communications International 8.905%, 2/15/2009##	1,000,000		1,023,750
Syniverse Technologies 7.75%, 8/15/2013	950,000		919,125
			10,938,613
Electric 3.5%
Aquila 14.875%, 7/1/2012##	1,800,000		2,371,500
CMS Energy 7.5%, 1/15/2009	2,700,000		2,794,500
MSW Energy Holdings 8.5%, 9/1/2010	2,475,000		2,561,625
Sierra Pacific Resources:
8.625%, 3/15/2014	1,750,000		1,898,255
6.75%, 8/15/2017	950,000		955,151
TXU 5.55%, 11/15/2014	2,000,000		1,899,556
			12,480,587
Energy 3.5%
Atlas Pipeline Partners 8.125%, 12/15/2015*	950,000		971,375
El Paso:
7.875%, 6/15/2012	4,000,000		4,170,000
6.95%, 6/1/2028*	3,150,000		2,976,750
Pacific Energy Partner 6.25%, 9/15/2015	1,900,000		1,881,000
Williams Companies 6.375%, 10/1/2010*	2,500,000		2,500,000
			12,499,125
Environmental 0.8%
Allied Waste North America 8.5%, 12/1/2008	2,400,000		2,526,000
Browning-Ferris Industries 7.4%, 9/15/2035	500,000		450,000
			2,976,000
Finance 1.5%
E*TRADE Financial 7.375%, 9/15/2013	1,425,000		1,464,188
SGS International 12%, 12/15/2013	950,000		964,250
Stripes Acquisition 10.625%, 12/15/2013*	950,000		1,016,500
UnumProvident 6.85%, 11/15/2015*	1,425,000		1,464,870
Ventas Realty 6.75%, 6/1/2010	500,000		511,250
			5,421,058
Food Products 2.0%
Dean Foods:
6.625%, 5/15/2009	970,000		978,488
7%, 6/1/2016	1,000,000		1,005,000
Del Monte 6.75%, 2/15/2015	675,000		654,750
Reddy Ice Holdings 0% (10.5%†), 11/1/2012	3,800,000		3,306,000
Smithfield Foods:
7%, 8/1/2011	500,000		506,250
7.75%, 5/15/2013	500,000		517,500
			6,967,988
Food and Staples Retailing 0.9%
Ahold Finance USA 6.25%, 5/1/2009	500,000		507,500
Delhaize America 8.125%, 4/15/2011	1,940,000		2,091,879
Stater Brothers Holdings 8.125%, 6/15/2012	500,000		505,000
			3,104,379
Gaming 3.3%
Harrah's Operating 6.5%, 6/1/2016	1,000,000		982,021
Inn Of The Mountain Gods 12%, 11/15/2010	1,175,000		1,236,688
Mandalay Resort Group 9.375%, 2/15/2010	2,750,000		2,952,813
MGM Mirage 8.5%, 9/15/2010	3,800,000		4,061,250
San Pasqual Casino 8%, 9/15/2013*	950,000		971,375
Station Casinos 6.875%, 3/1/2016	1,350,000		1,272,375
			11,476,522
Healthcare Facilities and Supplies 4.8%
Coventry Health Care 8.125%, 2/15/2002	3,850,000		4,042,500
DaVita 7.25%, 3/15/2015	1,500,000		1,481,250
Fisher Scientific International 6.125%, 7/1/2015	1,235,000		1,231,913
Fresenius Medical Care Capital 7.875%, 6/15/2011	1,940,000		2,000,625
HCA:
6.5%, 2/15/2016	1,900,000		1,529,500
7.5%, 11/6/2033	1,900,000		1,491,500
HealthSouth:
11.418%, 6/15/2014*##	1,000,000		1,025,000
10.75%, 6/15/2016*	2,000,000		2,052,500
Omega Healthcare Investors 7%, 1/15/2016	1,950,000		1,930,500
			16,785,288
Home Builders 0.8%
K. Hovnanian Enterprises 6.5%, 1/15/2014	500,000		460,000
KB Home:
7.75%, 2/1/2010	500,000		502,500
6.25%, 6/15/2015	500,000		462,335
Standard Pacific 9.25%, 4/15/2012	500,000		485,000
WCI Communities 9.125%, 5/1/2012	1,000,000		900,000
			2,809,835
Household Products 0.5%
Central Garden and Pet 9.125%, 2/1/2013	1,825,000		1,902,563

Leisure 2.5%
AMC Entertainment 9.875%, 2/1/2012	475,000		490,438
HRP Myrtle Beach Operations 0% (9.81813%†), 4/1/2012*##	1,000,000		1,002,500
Intrawest 7.5%, 10/15/2013	3,525,000		3,802,593
Town Sports International 9.625%, 4/15/2011	2,293,000		2,419,115
Universal City Florida Holding 10.23875%, 5/1/2010##	1,000,000		1,032,500
			8,747,146
Lodging 1.9%
Felcor Lodging 8.5%, 6/1/2011##	2,625,000		2,792,344
Hilton Hotels 7.625%, 12/1/2012	1,940,000		2,073,375
Host Marriott 6.75%, 6/1/2016	1,925,000		1,908,156
			6,773,875
Metals and Mining 7.6%
AK Steel 7.75%, 6/15/20012	1,140,000		1,115,775
Earle M. Jorgensen 9.75%, 6/1/2012	3,050,000		3,267,312
FMG Finance 10%, 9/1/2013*	2,000,000		1,910,000
Gerdau Ameristeel 10.375%, 7/15/2011	1,750,000		1,894,375
Massey Energy 6.875%, 12/15/2013	500,000		455,000
Neenah Foundary 11%, 9/30/2010*	3,950,000		4,285,750
Novelis 8.25%, 2/15/2015*##	2,200,000		2,101,000
Peabody Energy 6.875%, 3/15/2013	500,000		495,000
PNA Group 10.75%, 9/1/2016*	1,000,000		1,032,500
Ryerson Tull 8.25%, 12/15/2011	2,000,000		1,990,000
UCAR Finance 10.25%, 2/15/2012	3,475,000		3,666,124
US Steel 10.75%, 8/1/2008	4,275,000		4,643,717
			26,856,553
Oil, Gas and Consumable Fuels 0.9%
Chesapeake Energy 7.625%, 7/15/2013	2,000,000		2,052,500
Petrohawk Energy 9.125%, 7/15/2013*	1,000,000		1,010,000
			3,062,500
Paper and Forest Products 3.6%
Abitibi-Consolidated:
8.89%, 6/15/2011##	2,000,000		1,970,000
8.375%, 4/1/2015	500,000		457,500
Bowater 6.5%, 6/15/2013	1,250,000		1,115,625
Buckeye Technologies 8%, 10/15/2010	1,750,000		1,688,750
Domtar 7.875%,10/15/2011	950,000		950,000
Georgia-Pacific 8.875%, 5/15/2031	3,000,000		3,135,000
Jefferson Smurfit 8.25%, 10/1/2012	2,400,000		2,310,000
Verso Paper Holdings 11.375%, 8/1/2016*	1,000,000		997,500
			12,624,375
Publishing 2.3%
Dex Media 0% (9%†), 11/15/2013	3,225,000		2,733,187
Houghton Mifflin 9.875%, 2/1/2013	2,375,000		2,523,438
RH Donnelley 8.875%, 1/15/2016	2,975,000		2,997,313
			8,253,938
Satellite 2.5%
Canadian Satellite Radio Holdings 12.75%, 2/15/2014	950,000		942,875
Echostar DBS:
8.75813%, 10/1/2008##	1,000,000		1,012,500
7%, 10/1/2013*	2,000,000		1,965,000
7.125%, 2/1/2016*	2,850,000		2,768,062
Sirius Satellite Radio 9.625%, 8/1/2013	1,500,000		1,473,750
XM Satellite Radio 9.98875%, 5/1/2013*##	800,000		764,000
			8,926,187
Services 2.3%
Ashtead 9%, 8/15/2016*	1,000,000		1,045,000
Hertz 8.875%, 1/1/2014*	1,900,000		1,999,750
Mobile Mini 9.5%, 7/1/2013	812,000		872,900
Service Corporation International 8%, 6/15/2017*##	3,450,000		3,320,624
Williams Scotsman 8.5%, 10/1/2015	950,000		976,125
			8,214,399
Stores 1.4%
Asbury Automotive Group 9%, 6/15/2012	1,775,000		1,826,031
Neiman Marcus Group:
9%, 10/15/2015	1,450,000		1,547,875
10.375%, 10/15/2015	1,425,000		1,546,125
			4,920,031
Technology 4.7%
Amkor Technology 7.75%, 5/15/2013	500,000		460,625
IKON Office solutions 7.75%, 9/15/2015	2,850,000		2,942,624
Nortel Networks:
9.73%, 7/15/2011*##	1,000,000		1,037,500
10.75%, 7/15/2016*	1,000,000		1,075,000
Serena Software 10.375%, 3/15/2016	950,000		999,875
STATS ChipPac 7.5%, 7/19/2010	2,700,000		2,700,000
Sunguard Data System 9.125%, 8/15/2013	1,500,000		1,560,000
Viasystems 10.5%, 1/15/2011	1,175,000		1,160,313
Xerox:
9.75%, 1/15/2009	2,625,000		2,854,687
6.4%, 3/15/2016	1,750,000		1,750,000
			16,540,624
Textile, Apparel and Shoes 0.5%
Quiksilver 6.875%, 4/15/2015	2,125,000		2,024,063

Utilities 7.3%
AES 9.375%, 9/15/2010	6,400,000		6,944,000
Allegheny Energy Supply 7.8%, 3/15/2011	2,000,000		2,145,000
Dynegy Holdings:
8.75%, 2/15/2012	1,925,000		2,004,405
8.375%, 5/1/2016	3,325,000		3,399,813
Edison Mission Energy 7.73%, 6/15/2009	5,525,000		5,704,562
NRG Energy 7.375%, 2/1/2016	1,900,000		1,892,875
Reliant Energy 9.5%, 7/15/2013	3,525,000		3,674,813
			25,765,468
Wireless Telecommunication Services 1.8%
Dobson Communications 9.75688%, 10/15/2012##	1,000,000		1,025,000
Rogers Wireless 7.25%, 12/15/2012	1,940,000		2,039,425
Rural Cellular 9.75%, 1/15/2010	3,325,000		3,362,406
			6,426,831
Total Corporate Bonds			308,934,496

Common Stocks 10.0%
Aerospace and Defense 0.4%
BE Aerospace**	49,485	shs.	1,043,639
Hexcel**	18,620		263,473
			1,307,112
Airlines 0.1%
AMR**	22,100		511,394

Automobiles 0.4%
Honda Motor (ADR)	20,415		686,556
Toyota Motor (ADR)	5,960		649,044
			1,335,600

Communications Equipment 0.2%
Corning**	30,940		755,245

Computers and Peripherals 0.6%
Apple Computer**	17,100		1,317,213
Seagate Technology**	33,005		762,086
			2,079,299
Containers and Packaging 0.4%
Ball	8,600		347,870
Crown Holdings**	19,000		353,400
Owens-Illinois**	15,100		232,842
Silgan Holdings	5,700		214,092
Smurfit-Stone Container**	18,500		207,200
			1,355,404
Diversified Telecommunication Services 0.1%
Citizens Communications	25,530		358,441

Energy 0.6%
El Paso	39,935		544,713
Grant Prideco**	12,000		456,360
Hanover Compressor**	11,485		209,257
Tesoro	6,915		400,932
Williams Companies	21,000		501,270
			2,112,532
Finance 0.3%
E*TRADE Financial**	37,010		885,279

Food Products 0.3%
Pilgrim's Pride	20,920		572,162
Smithfield Foods**	18,480		499,330
			1,071,492
Health Care Providers and Services 0.1%
Genesis Healthcare**	7,000		333,410

Hotels, Restaurants and Leisure 0.4%
Boyd Gaming	7,204		276,922
Domino's Pizza	28,000		718,200
Isle of Capri Casinos**	9,710		204,493
Pinnacle Entertainment**	6,025		169,423
			1,369,038
Household Durables 0.3%
D.R. Horton	9,825		235,309
Lennar	6,810		308,152
M.D.C. Holdings	4,770		221,567
Standard Pacific	7,830		184,005
			949,033
Index Derivatives 2.8%
iShares Russell 2000 Index Fund	90,725		6,532,200
SPDR Trust (Series 1)	23,890		3,191,226
			9,723,426
Machinery 0.1%
Actuant (Class A)	7,529		377,203

Metals and Mining 0.5%
Alcan	10,702		426,689
Century Aluminum**	12,000		403,800
Companhia Vale do Rio Doce (ADR)	12,120		261,307
Freeport-McMoRan Copper & Gold (Class B)	8,712		464,001
US Steel	6,450		372,036
			1,927,833
Oil, Gas and Consumable Fuels 0.6%
Chesapeake Energy	16,600		481,068
Consol Energy	10,060		319,204
Encore Acquisition**	6,000		146,040
Overseas Shipholding Group	5,280		326,146
Peabody Energy	9,300		342,054
Valero Energy	7,300		375,731
Whiting Petroleum**	4,000		160,400
			2,150,643
Paper and Forest Products 0.1%
Domtar**	27,190		160,149

Real Estate Investment Trusts 0.1%
Omega Healthcare Investors	14,945		224,324

Road and Rail 0.2%
Burlington Northern Santa Fe	10,240		752,026

Semiconductors and Semiconductor Equipment 0.1%
Freescale Semiconductor (Class A)**	10,245		389,822

Services 0.3%
Corrections Corporation of America**	6,143		265,663
Mobile Mini**	12,750		362,228
Williams Scotsman International**	13,000		277,680
			905,571
Tobacco 0.1%
Reynolds American	6,430		398,467

Utilities 0.5%
AES**	18,120		369,467
Allegheny Energy**	8,175		328,390
NRG Energy**	7,125		322,762
Reliant Energy**	26,000		320,060
Sierra Pacific Resources**	24,000		344,160
TECO Energy	10,150		158,847
			1,843,686
Wireless Telecommunication Services 0.4%
American Tower (Class A)**	23,215		847,347
Crown Castle International**	14,770		520,495
Dobson Communications**	15,115		106,107
Rural Cellular (Class A)**	12,495		120,327
			1,594,276
Total Common Stocks			34,870,705

Short-Term Holdings 3.1%
Time Deposit 3.1%
BNP Paribas, Grand Cayman, 5.36%, 10/2/2006	$ 11,041,000		11,041,000

Total Investments 100.6%			354,846,201

Other Assets Less Liabilities (0.6%)			(1,955,452)

Net Assets 100.0%			$352,890,749

U.S. Government Securities Fund
Portfolio of Investments (unaudited)

September 30, 2006

US Full Faith and Credit Obligations 55.4%	Principal Amount	Value
US Treasury Bonds:
8.125%, 8/15/2019	$ 500,000	$ 659,532
8.875%, 2/15/2019	850,000	1,173,797
8.125%, 8/15/2021	2,710,000	3,652,151
5.375%, 2/15/2031	2,720,000	2,938,664
4.5%, 2/15/2036	103,000	98,727
US Treasury Inflation-Protected Securities:
2%, 1/15/2016	574,174	561,165
2.5%, 7/15/2016	503,835	514,069
US Treasury Notes:
4.25%, 11/30/2007	840,000	834,259
4.375%, 1/31/2008	3,810,000	3,788,573
5%, 7/31/2008	3,000,000	3,015,003
4.875%, 7/31/2011	1,000,000	1,011,915
4.25%, 11/15/2014	1,000,000	975,547
5.125%, 5/15/2016	1,615,000	1,675,816
3.5%, 5/31/2007	4,000,000	3,962,504
Ginnie Mae:
4%, 12/16/2028Ø	1,316,578	1,294,786
5%, 5/20/2029Ø	500,000	494,536
5.5%, 10/20/2033Ø	5,000,000	4,914,190
6%, 6/15/2036Ø	658,286	666,564
6%, 8/15/2036Ø	1,339,689	1,356,536
Small Business Administration 5.199%, 8/1/2012Ø	1,207,591	1,211,583
US Trade Funding 4.26%, 11/15/2014	1,560,781	1,524,230
Total US Full Faith and Credit Obligations		36,324,147

US Government Agency Obligations 42.0%
Fannie Mae:
5.5%, 2/22/2011	1,100,000	1,100,716
5.1%, 6/26/2018	1,237,000	1,163,277
5%, 6/25/2025Ø	2,000,000	1,915,129
5.5%, 10/1/2035Ø	272,757	268,939
5.384%, 2/1/2036Ø##	1,092,446	1,093,198
5.355%, 4/1/2036Ø##	990,839	982,577
6.133%, 7/1/2036Ø##	2,267,220	2,287,342
7%, 6/1/2036Ø	896,058	920,738
7%, 7/1/2036Ø	602,959	619,566
6%, 8/1/2036Ø##	999,757	1,010,223
6%, 9/1/2036Ø	1,500,000	1,507,387
6.125%, 8/1/2036Ø##	998,831	1,010,068
TBA 6.5%, 10/2006Ø	1,700,000	1,731,345
TBA 5.5%, 10/2006Ø	4,250,000	4,187,576
Freddie Mac:
5.4%, 2/28/2011	1,000,000	1,000,212
6%, 11/1/2010Ø	140,816	142,309
4.6%, 6/5/2018	1,500,000	1,422,840
5.5%, 10/1/2018Ø	1,937,069	1,940,764
Freddie Mac Gold:
TBA 5%, 10/2006Ø	685,000	658,884
TBA 6.5%, 10/2006Ø	2,500,000	2,546,875
Total US Government Agency Obligations		27,509,965
Repurchase Agreement 11.5%
State Street Bank 4.55%, dated 9/29/2006 maturing 10/2/2006 in the amount of $7,559,865, collateralized by: $6,355,000 US Treasury Bonds 7.25%, 5/15/2016, with a fair market value of $7,787,595	7,557,000	7,557,000
Total Investments 108.9%		71,391,112
Other Assets Less Liabilities (8.9)%		(5,831,213)
Net Assets 100.0%		$ 65,559,899

____________
*	The security may be offered and sold only to "qualified institutional buyer" under Rule 144A of the Security Act of 1933.
**	Non-income producing security.
†	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
#	Pay-in-kind bond.
##	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at September 30, 2006.
ADR -	American Depositary Receipts.
Ø
Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

TBA -	to-be-announced.

Seligman High Income Fund Series
Notes to Schedules of Investments (unaudited)

September 30, 2006

Organization: — Seligman High Income Fund Series consists of two separate funds: Seligman High-Yield Fund and Seligman U. S. Government Securities Fund (collectively, the “Funds”).

At September 30, 2006, the cost of investments for federal income tax purposes was as follows:

Seligman High-Yield Fund	$354,387,077
Seligman U.S. Government Securities Fund	71,343,895

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities was as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Seligman High-Yield Fund	$7,869,574	$7,410,450	$459,124
Seligman U.S. Government Securities Fund	495,130	447,913	47,217

Security Valuation— Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed Income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Funds) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, act of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: November 27, 2006

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN HIGH INCOME FUND SERIES

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.